Supplement to the
Fidelity® Systematic Investment Plans:
Destiny® Plans I: N Prospectus dated November 29, 2005

On or about June 30, 2006, Fidelity Destiny Portfolios: Destiny I will be renamed Fidelity Advisor Diversified Stock Fund. All references to Fidelity Destiny Portfolios: Destiny I herein and elsewhere throughout this prospectus should be replaced with Fidelity Advisor Diversified Stock Fund at that time.

The following information replaces the similar information found in the "How the Fidelity Destiny Plans Can Help You Meet Your Objectives" section on page 4.

Before opening a Plan you should also consider the following:

1. A Plan represents an agreement among Fidelity Distributors Corporation (the "Sponsor"), State Street Bank and Trust Company (the "Custodian"), and you (the "Planholder") under which amounts invested, after deduction of the Creation and Sales Charges, are used to purchase shares of the Funds at net asset value.

2. Investments made through the Plan will not result in direct ownership of shares of the Fund, but rather will represent an interest in a series of a unit investment trust, which will have direct ownership of Class A shares of the Fund. You will have a beneficial interest in the underlying Fund's shares.

3. The Plan charges Creation and Sales Charges, sometimes called a "front-end load". If you were to terminate your Plan between 45 days after the date of the mailing of a written notice from the Custodian and 18 months after you start your Plan, the amount of Creation and Sales Charges that would not be refunded to you could be as much as 15% of your total investments made up to the time you terminate your Plan. If you terminate your Plan after 18 months, the amount of Creation and Sales Charges that would not be refunded to you could be as much as 33.33% of your total investments, assuming all your monthly investments were made. If you do not make all your monthly investments, the amount of Creation and Sales Charges that would not be refunded to you could be as much as 50% of your total investments. However, if you complete a 15 year Plan, the maximum Creation and Sales Charge would be no higher than 3.33% of your total investments. Accordingly, a Plan would not be suitable as a short-term investment. See "Fees and Expenses" on page 5.

I.DESIN-PRO-06-01 May 30, 2006
1.814536.103

Supplement to the
Fidelity® Systematic Investment Plans:
Destiny® Plans I: O Prospectus dated November 29, 2005

On or about June 30, 2006, Fidelity Destingy Portfolios: Destiny I will be renamed Fidelity Advisor Diversified Stock Fund. All references to Fidelity Destiny Portfolios: Destiny I herein and elsewhere throughout this prospectus should be replaced with Fidelity Advisor Diversified Stock Fund at that time.

The following information replaces the similar information found in the "Extended Investment Option" section on page 14.

Your additional investments are subject to the same deductions (with the exception of the Custodian Fee) as your last scheduled investment, except that you will not pay additional Creation and Sales Charges on each subsequent investment beyond your 300th payment. If you stop making investments under the Extended Investment Option, and your Plan is not current for six consecutive months, the Sponsor or the Custodian may terminate your Plan. The Custodian reserves the right to increase the Custodian Fee applicable to this period to the rate then being charged for new Plans of the same Plan size. In no case, however, will this new rate be more than 75% higher than the Custodian Fees detailed in this Prospectus. Your Extended Investment Option will end after your 360th monthly Plan investment.

I.DESIO-PRO-06-01 May 30, 2006
1.814538.103

Supplement to the
Fidelity® Systematic Investment Plans:
Destiny® Plans II: N Prospectus dated November 29, 2005

The following information replaces the similar information found in the "How the Fidelity Destiny Plans Can Help You Meet Your Objectives" section on page 4.

Before opening a Plan you should also consider the following:

1. A Plan represents an agreement among Fidelity Distributors Corporation (the "Sponsor"), State Street Bank and Trust Company (the "Custodian"), and you (the "Planholder") under which amounts invested, after deduction of the Creation and Sales Charges, are used to purchase shares of the Funds at net asset value.

2. Investments made through the Plan will not result in direct ownership of shares of the Fund, but rather will represent an interest in a series of a unit investment trust, which will have direct ownership of Class A shares of the Fund. You will have a beneficial interest in the underlying Fund's shares.

3. The Plan charges Creation and Sales Charges, sometimes called a "front-end load". If you were to terminate your Plan between 45 days after the date of the mailing of a written notice from the Custodian and 18 months after you start your Plan, the amount of Creation and Sales Charges that would not be refunded to you could be as much as 15% of your total investments made up to the time you terminate your Plan. If you terminate your Plan after 18 months, the amount of Creation and Sales Charges that would not be refunded to you could be as much as 33.33% of your total investments, assuming all your monthly investments were made. If you do not make all your monthly investments, the amount of Creation and Sales Charges that would not be refunded to you could be as much as 50% of your total investments. However, if you complete a 15 year Plan, the maximum Creation and Sales Charge would be no higher than 3.33% of your total investments. Accordingly, a Plan would not be suitable as a short-term investment. See "Fees and Expenses" on page 5.

I.DESIIN-PRO-06-01 May 30, 2006
1.814537.103

Supplement to the
Fidelity® Systematic Investment Plans:
Destiny® Plans II: O Prospectus dated November 29, 2005

The following information replaces the similar information found in the "Extended Investment Option" section on page 14.

Your additional investments are subject to the same deductions (with the exception of the Custodian Fee) as your last scheduled investment, except that you will not pay additional Creation and Sales Charges on each subsequent investment beyond your 300th payment. If you stop making investments under the Extended Investment Option, and your Plan is not current for six consecutive months, the Sponsor or the Custodian may terminate your Plan. The Custodian reserves the right to increase the Custodian Fee applicable to this period to the rate then being charged for new Plans of the same Plan size. In no case, however, will this new rate be more than 75% higher than the Custodian Fees detailed in this Prospectus. Your Extended Investment Option will end after your 360th monthly Plan investment.

I.DESIN-PRO-06-01 May 30, 2006
1.814539.103